Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Consolidated Statement of Financial Position
As of December 31, the consolidated statement of financial position includes the following:

	2019		2020
	S/(000)	USD(000)	S/(000)	USD(000)
Assets	2,868,128	864,675	2,125,400	586,479
Liabilities	1,754,630	528,981	1,165,475	321,599

Schedule of Foreign Currency Exchange Gains and Losses Exposure against US Dollar
The Corporation’s exchange gains and losses for the Peruvian Sol, the Chilean and Colombian Pesos exposure against the U.S. dollar was:

	2018	2019	2020
Gain	383,085	392,942	426,850
Loss	(406,789)	(425,782)	(432,652)

Schedule of Assets and Liabilities Equivalent to Functional Currency
The consolidated statement of changes in equity comprises a foreign currency translation adjustment originated by its subsidiaries. The consolidated statement of financial position includes assets and liabilities in functional currency equivalent to (in thousands):

	2019		2020
	Assets	Liabilities	Assets	Liabilities
Chilean Pesos	53,383,866	65,260,543	40,869,086	74,151,415
Colombian Pesos	187,119,204	76,446,723	113,350,078	54,581,654

Schedule of Undiscounted Cash Flows of Financial Liabilities
The table below analyzes the Corporation’s financial liabilities into relevant maturity groupings based on the remaining period from the date of the consolidated statement of financial position to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

As of December 31, 2019	Less than 1 year	1-2 years	2-5 years	More than 5 years	Total
Other financial liabilities (except for finance leases and lease liability for right-of-use asset)	501,864	147,473	235,222	—	884,559
Finance leases	11,438	3,531	13,346	—	28,315
Lease liability for right-of-use asset	31,036	40,808	32,562	11,551	115,957
Bonds	115,690	157,516	358,461	1,077,960	1,709,627
Trade accounts payables (except non-financial liabilities)	989,574	—	34,814	—	1,024,388
Accounts payables to related parties	38,916	21,747	—	836	61,499
Other accounts payables (except non-financial liabilities)	220,602	2,505	219,788	—	442,895
Other non-financial liabilities	—	52	—	—	52

	1,909,120	373,632	894,193	1,090,347	4,267,292

As of December 31, 2020	Less than 1 year	1-2 years	2-5 years	More than 5 years	Total
Other financial liabilities (except for finance leases and lease liability for right-of-use asset)	433,318	183,796	197,785	23,953	838,852
Finance leases	16,287	14,919	20,851	8,515	60,572
Lease liability for right-of-use asset	24,714	32,006	19,847	11,131	87,698
Bonds	137,090	168,673	385,919	971,543	1,663,225
Trade accounts payables (except non-financial liabilities)	1,001,470	40,502	—	—	1,041,972
Accounts payables to related parties	43,818	35,461	—	836	80,115
Other accounts payables (except non-financial liabilities)	288,037	2,185	115,321	—	405,543

	1,944,734	477,542	739,723	1,015,978	4,177,977

Schedule of Information About Gearing Ratio
As of December 31, 2019, and 2020, the gearing ratio is presented below indicating the Corporation’s strategy to keep it in a range from 0.10 to 0.70.

	2019	2020
Total financial liabilities and bonds (Note 18 and Note 19)	1,814,637	1,831,079
Less: Cash and cash equivalents (Note 9)	(950,701)	(900,168)

Net debt	863,936	930,911
Total equity	1,876,085	1,595,296

Total capital	2,740,021	2,526,207

Gearing ratio	0.32	0.37

Schedule of Assets and Liabilities Measured at Fair Value
The table below shows the Corporation’s assets and liabilities measured at fair value:

	Level 2	Level 3
As of December 31, 2019
Financial liabilities
Derivatives used for hedging (a)	52	—
As of December 31, 2020
Financial liabilities
Other financial entities (Note 18-d)	—	152,523

(a)	As of December 31, 2020, this financial liability was liquidated.